Leases (Annual Future Lease Commitments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 25, 2014	May 26, 2013
Leases [Abstract]
Capital lease, 2014	$ 5.6
Capital lease, 2015	5.7
Capital lease, 2016	5.8
Capital lease, 2017	6.0
Capital lease, 2018	6.0
Capital lease, Thereafter	56.6
Capital lease, Total future lease commitments	85.7
Capital lease, Less imputed interest (at 6.5%)	(31.4)
Capital lease, Present value of future lease commitments	54.3
Capital lease, Less current maturities	(2.3)
Obligations under capital leases, net of current installments	52.0	52.5
Operating lease, 2014	204.7
Operating lease, 2015	192.9
Operating lease, 2016	175.1
Operating lease, 2017	155.4
Operating lease, 2018	130.5
Operating lease, Thereafter	375.2
Operating lease, Total future lease commitments	$ 1,233.8
Capital lease, imputed interest (percentage)	6.50%